Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit/(loss) for the year	¥ (51,416)	¥ (5,792)	¥ 8,210
Other comprehensive income Items that will not be reclassified to profit or loss
Net changes in fair value of equity instruments at FVOCI	3,799	(2,681)
Remeasurement of defined benefit plans	(1,134)	(169)	2,093
Income tax relating to items that will not be reclassified to profit or loss	(1,091)	706	(488)
Other comprehensive income - Items that may be reclassified to profit or loss
Net changes in fair value of debt instruments at FVOCI	(7)	88
Reclassification to profit or loss of debt instruments at FVOCI	1	10
Net changes in fair value of available-for-sale financial assets			(3,339)
Reclassification to profit or loss of available-for-sale financial assets			1,090
Exchange differences on translation of foreign operations: Gain/(loss) arising during the year	(732)	(4,047)	3,751
Exchange differences on translation of foreign operations: Reclassification to profit or loss	(448)	(345)	(13)
Proportionate share of other comprehensive income of associates and joint ventures	8	(27)	106
Reclassification to profit or loss on the proportionate share of other comprehensive income or loss of associates and joint ventures		(12)
Income tax relating to items that may be reclassified subsequently to profit or loss	386	340	333
Total other comprehensive income/(loss) for the year, net of tax	782	(6,137)	3,533
Total comprehensive income/(loss) for the year, net of tax	(50,634)	(11,929)	11,743
Attributable to:
The shareholders of the Company	(46,027)	(9,648)	11,365
Non-controlling interests	¥ (4,607)	¥ (2,281)	¥ 378